PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.     PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,	March 31,
	2022	2022
	(Unaudited)
Leasehold improvements	$182,429	$198,463
Computer equipment	44,433	47,849
Office equipment, fixtures and furniture	78,036	81,898
Automobiles	4,652,593	6,463,698
Subtotal	4,957,491	6,791,908
Less: accumulated depreciation and amortization	(1,427,295)	(1,133,135)
Total property and equipment, net	$3,530,196	$5,658,773

Depreciation expense from continuing operations for the three and nine months ended December 31, 2022 were amounted to $266,998 and $873,480, respectively.

Depreciation expense from continuing operations for three and nine months ended December 31, 2021 amounted to $277,783 and $704,741, respectively. Depreciation expense from discontinued operations for three and nine months ended December 31, 2021 amounted to $50,768 and $144,901, respectively.

9.     PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	March 31,	March 31,
	2022	2021
Leasehold improvements	$198,463	$192,020
Electronic devices	47,849	53,200
Office equipment, fixtures and furniture	81,898	104,735
Vehicles	6,463,698	3,778,811
Subtotal	6,791,908	4,128,766
Less: accumulated depreciation and amortization	(1,133,135)	(423,027)
Total property and equipment, net	5,658,773	3,705,739
Total property and equipment, net - discontinued operations	—	(454,408)
Total property and equipment, net - continuing operations	$5,658,773	$3,251,331

Depreciation expense from continuing operations for the years ended March 31, 2022 and 2021 amounted to $956,400 and $85,530, respectively. Depreciation expense from discontinued operations for the years ended March 31, 2022 and 2021 amounted to $170,177 and $183,683, respectively.